First Trust WCM International Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	69 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	13.88%
First Trust WCM International Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		30.51%	8.23%	14.09%
Performance Inception Date	Mar. 31, 2020
First Trust WCM International Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.10%	6.86%	12.73%
First Trust WCM International Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.07%	5.90%	10.81%